Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

The following table and footnotes summarize the total compensation we paid to our Named Executive Officers (our “NEOs”), compensation “actually paid” to the NEOs (calculated in accordance with SEC rules), the cumulative total shareholder return of the Company, the peer group total shareholder return and our net income for the past three fiscal years. We do not use any financial performance measures to link compensation actually paid to our NEOs by us to the Company’s performance. Accordingly, pursuant to the SEC rules, we have not included a “company selected measure” or the tabular list of performance measures. Please see “Compensation Discussion and Analysis—Compensation Overview” above for an explanation of why we pay our NEOs no cash compensation. For information regarding the compensation paid by RMR and RMR Inc. to our NEOs, please see the above “RMR and RMR Inc. Compensation Practices” section.
Pay Versus Performance
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEOs NEOs(2)	Total Shareholder Return	Peer Group Total Shareholder Return*	Net Income ($000s)
2022	$123,504	$20,120	$124,241	$17,233	$54.74	$61.36	$(6,109)
2021	140,251	150,005	141,351	152,302	91.24	96.52	(8,180)
2020	478,332	321,172	121,982	99,616	76.95	79.69	6,678

*
Peer group total shareholder return is based on the MSCI U.S. REIT/Office REIT Index.

(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2022	Christopher Bilotto	$18,564	$64,080	$(62,046)	$20,988	$(21,466)	$1,556	$20,120
2021	Christopher Bilotto	13,151	99,360	8,164	25,420	3,910	136,854	150,005
2020	David Blackman	39,597	272,640	(104,958)	162,255	(48,362)	281,575	321,172
(2)
The following table summarizes the applicable deductions and additions for each of the Non-PEO NEOs in the calculation of Compensation Actually Paid to each Non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	NEO Names	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2022	Matthew Brown*	$19,301	$64,080	$(64,344)	$20,988	$(22,792)	$(2,068)	$17,233
	2022 Average	19,301	64,080	(64,344)	20,988	(22,792)	(2,068)	17,233
2021	Matthew Brown	14,251	99,360	8,970	25,420	4,301	138,051	152,302
	2021 Average	14,251	99,360	8,970	25,420	4,301	138,051	152,302
2020	Matthew Brown	7,508	90,880	(17,832)	23,040	(6,558)	89,530	97,038
	Christopher Bilotto	6,056	90,880	(12,745)	23,040	(5,038)	96,137	102,193
	2020 Average	6,782	90,880	(15,288)	23,040	(5,798)	92,834	99,616

*
For 2022 and 2021, Matthew Brown was our only Non-PEO NEO.

Named Executive Officers, Footnote [Text Block]	For 2022 and 2021, Matthew Brown was our only Non-PEO NEO.
Peer Group Issuers, Footnote [Text Block]	Peer group total shareholder return is based on the MSCI U.S. REIT/Office REIT Index.
PEO Total Compensation Amount	$ 123,504	$ 140,251	$ 478,332
PEO Actually Paid Compensation Amount	$ 20,120	150,005	321,172
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2022	Christopher Bilotto	$18,564	$64,080	$(62,046)	$20,988	$(21,466)	$1,556	$20,120
2021	Christopher Bilotto	13,151	99,360	8,164	25,420	3,910	136,854	150,005
2020	David Blackman	39,597	272,640	(104,958)	162,255	(48,362)	281,575	321,172

Non-PEO NEO Average Total Compensation Amount	$ 124,241	141,351	121,982
Non-PEO NEO Average Compensation Actually Paid Amount	$ 17,233	152,302	99,616
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The following table summarizes the applicable deductions and additions for each of the Non-PEO NEOs in the calculation of Compensation Actually Paid to each Non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	NEO Names	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2022	Matthew Brown*	$19,301	$64,080	$(64,344)	$20,988	$(22,792)	$(2,068)	$17,233
	2022 Average	19,301	64,080	(64,344)	20,988	(22,792)	(2,068)	17,233
2021	Matthew Brown	14,251	99,360	8,970	25,420	4,301	138,051	152,302
	2021 Average	14,251	99,360	8,970	25,420	4,301	138,051	152,302
2020	Matthew Brown	7,508	90,880	(17,832)	23,040	(6,558)	89,530	97,038
	Christopher Bilotto	6,056	90,880	(12,745)	23,040	(5,038)	96,137	102,193
	2020 Average	6,782	90,880	(15,288)	23,040	(5,798)	92,834	99,616

*
For 2022 and 2021, Matthew Brown was our only Non-PEO NEO.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount	$ 54.74	91.24	76.95
Peer Group Total Shareholder Return Amount	61.36	96.52	79.69
Net Income (Loss)	$ (6,109,000)	(8,180,000)	6,678,000
PEO Name	Christopher Bilotto
Christopher Bilotto [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Compensation Actually Paid Amount			102,193
Christopher Bilotto [Member] | Total Compensation Per Summary Compensation Table Less Stock Grant Amount
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 18,564	13,151	6,056
Christopher Bilotto [Member] | Total Equity Value Reflected in Compensation Actually Paid
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,556	136,854	96,137
Christopher Bilotto [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	64,080	99,360	90,880
Christopher Bilotto [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(62,046)	8,164	(12,745)
Christopher Bilotto [Member] | Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,988	25,420	23,040
Christopher Bilotto [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(21,466)	3,910	(5,038)
David Blackman [Member] | Total Compensation Per Summary Compensation Table Less Stock Grant Amount
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			39,597
David Blackman [Member] | Total Equity Value Reflected in Compensation Actually Paid
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			281,575
David Blackman [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			272,640
David Blackman [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(104,958)
David Blackman [Member] | Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			162,255
David Blackman [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(48,362)
Matthew Brown [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Compensation Actually Paid Amount			97,038
Matthew Brown [Member] | Total Compensation Per Summary Compensation Table Less Stock Grant Amount
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,301	14,251	7,508
Matthew Brown [Member] | Total Equity Value Reflected in Compensation Actually Paid
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,068)	138,051	89,530
Matthew Brown [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	64,080	99,360	90,880
Matthew Brown [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(64,344)	8,970	(17,832)
Matthew Brown [Member] | Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,988	25,420	23,040
Matthew Brown [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(22,792)	4,301	(6,558)
Non-PEO NEO [Member] | Total Compensation Per Summary Compensation Table Less Stock Grant Amount
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,301	14,251	6,782
Non-PEO NEO [Member] | Total Equity Value Reflected in Compensation Actually Paid
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,068)	138,051	92,834
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	64,080	99,360	90,880
Non-PEO NEO [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(64,344)	8,970	(15,288)
Non-PEO NEO [Member] | Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,988	25,420	23,040
Non-PEO NEO [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (22,792)	$ 4,301	$ (5,798)